CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 186,859	$ 104,423	$ 311,561	$ 205,461	$ 338,863	$ 516,807
Revenues from related parties					0	6,500
Total revenues					338,863	523,307
Cost of revenue	297,764	394,502	592,572	856,633	1,224,652	1,197,936
Gross Loss	(110,905)	(290,079)	(281,011)	(651,172)	(885,789)	(674,629)
Operating expenses:
Selling and marketing	194,201	210,029	317,567	576,396	884,440	1,537,732
Research and development	84,996	58,738	170,613	201,020	375,817	610,329
General and administrative	821,898	2,167,320	1,292,923	4,188,547	4,633,702	6,455,327
Amortization and depreciation	139,835	133,944	278,373	267,888	534,220	416,009
Total operating expenses	1,240,930	2,570,031	2,059,476	5,233,851	6,428,179	9,019,397
Operating loss	(1,351,835)	(2,860,110)	(2,340,487)	(5,885,023)	(7,313,968)	(9,694,026)
Other income (expense):
Loss on conversion of accounts receivable to marketable securities					0	(36,000)
Unrealized gain (loss) on derivative liabilities	70,908	0	(3,341,151)	0	187,932	0
Unrealized loss on marketable securities	(900)	0	(900)	0	(10,200)	(10,200)
Loss on settlement of debt	(1,664,281)	0	(1,664,281)	0
Other income	750	0	750	0	3,814	0
Interest income (expense)	(566,282)	157	(676,447)	3,264	(72,443)	(10,587)
Interest expense - related party					(4,280)	0
Total other income (expense)	(2,159,805)	157	(5,682,029)	3,264	104,823	(56,787)
Net loss	(3,511,640)	(2,859,953)	(8,022,516)	(5,881,759)	(7,209,145)	(9,750,813)
Preferred stock dividend	(18,125)	(594,641)	(40,000)	(594,641)	(594,641)	0
Dividend on Series A Convertible preferred stock					(58,733)	0
Net loss available to common stockholders	$ (3,529,765)	$ (3,454,594)	$ (8,062,516)	$ (6,476,400)	$ (7,862,519)	$ (9,750,813)
Net loss per common share-basic and diluted	$ (0.04)	$ (0.04)	$ (0.09)	$ (0.08)	$ (0.10)	$ (0.16)
Weighted average common shares outstanding-basic and diluted	98,295,458	79,531,225	90,006,306	79,139,308	80,445,509	61,962,359